Goodwill (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016 Segment	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Goodwill [Line Items]
Number of Reportable Segments	3	3	3
Goodwill		$ 0	$ 0	$ 0	$ 381	$ 381	$ 526
Impairments				381	0	33
Dispositions						112
MetLife Assurance Limited
Goodwill [Line Items]
Dispositions						112
Run-off [Member]
Goodwill [Line Items]
Goodwill impairment, net of income tax				305
Goodwill		$ 0	$ 0	0	$ 381	381	$ 493
Impairments				$ 381		0
Dispositions						112
Run-off [Member] | MetLife Assurance Limited
Goodwill [Line Items]
Dispositions						$ 112